Financial Income, Net (Details) - Schedule of Finance Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income:
Exchange differences, net		$ 1,524
Remeasurement of warrants liabilities	4,024	711
Bank deposits	79
Finance income in respect of loans from others	44	3,051	3,152
Total income	4,147	5,286	3,152
Expenses:
Exchange differences, net	933		487
Bank commissions and other financial expenses	8	21	9
Total expenses	941	21	496
Total financial income, net	$ 3,206	$ 5,265	$ 2,656